Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets, net
Schedule of intangible assets

	As of December 31,
	2021	2022
Cost:
Computer software	23,673	23,802
Developed technologies	117	117
Customer relationship	2,135	2,135
Brand name	1,162	1,162
Contract backlog	610	585
Advertising contract	53,287	53,287
Total cost	80,984	81,088
Less: Accumulated amortization	(27,336)	(30,326)
Less: Accumulated impairment losses (Note 2(r))	—	(49,778)
Exchange differences	65	7
Intangible assets, net	53,713	991

Schedule of amortization expense recognized

	For the years ended December 31,
	2020	2021	2022
Cost of revenues	4,187	3,070	2,783
Sales and marketing expenses	—	12	22
General and administrative expenses	2	156	185
	4,189	3,238	2,990

Schedule of estimated aggregate amortization expense	The estimated aggregate amortization expense for each of the next three years as of December 31, 2022 is:

Amortization
expense
of intangible
assets
2023	563
2024	425
2025	3
991